Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	13,620	$375,779
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	22,114	458,856
PGIM QMA Commodity Strategies Fund (Class R6)*	22,053	282,718
PGIM QMA Emerging Markets Equity Fund (Class R6)	57,098	732,562
PGIM QMA International Developed Markets Index Fund (Class R6)	138,289	2,036,995
PGIM QMA Large-Cap Core Equity Fund (Class R6)	112,049	2,449,400
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	63,596	931,038
PGIM QMA US Broad Market Index Fund (Class R6)	76,455	1,591,798
PGIM Total Return Bond Fund (Class R6)	43,242	629,603

Total Long-Term Investments (cost $6,566,081)		9,488,749

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $28,905)	28,905	28,905

TOTAL INVESTMENTS 100.2% (cost $6,594,986)(wd)		9,517,654
Liabilities in excess of other assets (0.2)%		(20,925)

Net Assets 100.0%		$9,496,729

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds